Climate change and energy transition - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2030 $ / Tonne	Dec. 31, 2026 $ / Tonne	Dec. 31, 2024 USD ($) € / t	Dec. 31, 2023 USD ($) € / t	Dec. 31, 2022 USD ($)	Dec. 31, 2020 € / t
Climate changes [line items]
Expense related to carbon emissions and purchase			$ 465	$ 486	$ 510
Investments made			$ 16,695	$ 14,500	$ 9,994
External carbon price (in EUR /tonne) | € / t			66	86		25
Asset retirement obligations
Climate changes [line items]
Estimated financial effect			$ 1,100	$ 1,200
Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Percentage decrease in emissions rate			50.00%
Total carrying value of intangible assets			$ 3,600	3,200
MMP and REN
Climate changes [line items]
Percent of total book value of non-current segment assets and equity accounted investments			14.00%
EPN | Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Total carrying value of intangible assets			$ 1,100	1,000
EPI | Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Total carrying value of intangible assets			$ 2,500	$ 2,200
Forecast
Climate changes [line items]
Internal carbon price (in USD/tonne) | $ / Tonne	118	92
Next Two Years
Climate changes [line items]
External carbon price (in EUR /tonne) | € / t			70
2040
Climate changes [line items]
External carbon price (in EUR /tonne) | € / t			136	130
2050
Climate changes [line items]
External carbon price (in EUR /tonne) | € / t			165	150
2025-2030
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced			57.00%
2025-2050
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced			98.00%
2030 | Top of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			20.00%
2030 | Bottom of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			15.00%
2035 | Top of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			40.00%
2035 | Bottom of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			30.00%
Investments in CCS
Climate changes [line items]
Investments made			$ 76	$ 179
Electrification of oil and gas assets
Climate changes [line items]
Investments made			$ 180	$ 200